Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings.
Schedule of composition of borrowings

	2022			2021
	Current £m	Non-current £m	Total £m	Current £m	Non-current £m	Total £m
Commercial paper	(302)	–	(302)	–	–	–
Loan and overdrafts	(91)	–	(91)	(49)	–	(49)
Lease liabilities	(44)	(117)	(161)	(30)	(87)	(117)
Non-voting preference shares	–	(25)	(25)	–	–	–
Bonds	–	(9,861)	(9,861)	–	–	–
Total	(437)	(10,003)	(10,440)	(79)	(87)	(166)

					Carrying value
Bonds[1]	Currency	Nominal value	Redeemable	Nominal interest	2022 £m	2021 £m
Sterling Eurobond		£300	2028	2.875%	299	–
Sterling Eurobond		£400	2038	3.375%	398	–
Euro Eurobond		€850	2026	1.250%	694	–
Euro Eurobond		€750	2030	1.750%	663	–
Euro Eurobond		€750	2034	2.125%	659	–
USD callable bond due 2024		$700	2024	3.024%	581	–
USD floating rate callable notes due 2024		$300	2024	SOFR + 0.89%	249	–
USD Bond		$1,750	2025	3.125%	1,385	–
USD Bond		$2,000	2027	3.375%	1,653	–
USD Bond		$1,000	2029	3.375%	822	–
USD Bond		$2,000	2032	3.625%	1,652	–
USD Bond		$1,000	2052	4.000%	806	–
Total					9,861	–

1	These instruments contain a variety of different features including early redemption options, call options, put options and mandatory early redemption options, which depend on different triggering events such as change in control, change in laws, regulations and tax law. These features are considered embedded derivatives. These features have not been accounted for separately from the instruments as they are considered closely related to the bonds.

Schedule of maturity analysis of lease liabilities

	2022 £m	2021 £m
Rental payments due within one year	(44)	(30)
Rental payments due between one and two years	(36)	(22)
Rental payments due between two and three years	(25)	(15)
Rental payments due between three and four years	(21)	(13)
Rental payments due between four and five years	(13)	(10)
Rental payments due after five years	(22)	(27)
Total	(161)	(117)

Schedule of movement in financial liabilities to cash flow statement

	At 1 January 2022 £m	Cash flows £m	Foreign exchange £m	Fair value adjustments, interest and other movements £m	At 31 December 2022 £m
Reconciliation of movement in liabilities to cash flow statement
Long-term borrowings	–	(9,209)	(772)	95	(9,886)
Short-term borrowings	(41)	(277)	–	(2)	(320)
Lease liabilities	(117)	45	(11)	(78)	(161)
Derivative financial instruments	(2)	(345)	–	235	(112)
Total financial liabilities arising from financing activities[1]	(160)	(9,786)	(783)	250	(10,479)
Cash and cash equivalents net of bank overdrafts	406	190	15	–	611
Total	246	(9,596)	(768)	250	(9,868)

1	In addition, total cash flow relating to interest paid during the year was £163m and accrued interest as at year end was £104m (refer to Note 18 ’Trade and other payables’).

	At 1 January 2021 £m	Cash flows £m	Foreign exchange £m	Fair value adjustments, interest and other movements £m	At 31 December 2021 £m
Reconciliation of movement in liabilities to cash flow statement
Long-term borrowings	–	–	–	–	–
Short-term borrowings	(37)	(8)	4	–	(41)
Lease liabilities	(139)	38	–	(16)	(117)
Derivative financial instruments	(19)	–	–	17	(2)
Total financial liabilities arising from financing activities	(195)	30	4	1	(160)
Cash and cash equivalents net of bank overdrafts	323	87	(4)	–	406
Total	128	117	–	1	246